Business combination	12 Months Ended
Mar. 31, 2024
Business Combination [Abstract]
Business combination
51.
Business combination
(a)
Accounting for the Transaction referred in Note 1:

Upon consummation of the Transaction explained in Note 1, the Company has issued following shares /warrants to the shareholders of RMG II, shareholders of RPL and PIPE investors:

(i)
RPL shareholders:

- The Company acquired approximately 90% shareholding in RPL from existing shareholders of RPL.

- Details of shares issued and cash paid to existing shareholders of RPL is as follows

	Shares issued / cash consideration by the Company
Investor	Number of RPL's ordinary equity shares transferred	Class A shares	Class B shares	Class C shares	Class D shares	Cash consideration
GS Wyvern Holdings Limited	184,709,600	34,133,476	—	106,074,525	—	8,319
Canada Pension Plan Investment Board	61,608,099	46,867,691	—	—	1	3,120
Abu Dhabi Investment Authority	75,244,318	58,170,916	—	—	—	3,120
JERA Power RN, B.V.	34,411,682	28,524,255	—	—	—	—
GEF SACEF India	12,375,767	9,658,421	—	—	—	446
Founder investors*	7,479,685	—	1	—	—	4,605
	375,829,151	177,354,759	1	106,074,525	1	19,609

* Represents shares held by (a) Wisemore Advisory Private Limited, (b) Cognisa Investment, and (c) Mr. Sumant Sinha.

(ii)
RMG II shareholders:

- 19,511,966 class A shares of the Company to holders of RMG II class A and class B common stock in exchange for their respective shares of RMG II class A and class B common stock on a one-for-one basis.

- Each outstanding warrant to purchase shares of RMG II’s common stock was converted into a warrant to acquire one common share of the Company. A total of 11,500,000 public warrants and 7,026,807 private warrants of RMG II were converted into public and private warrants of the Company respectively on a one-for-one basis. Such warrants are classified as a liability and are measured at fair value (refer Note 39). These warrants are considered as part of net assets acquired.

(iii)
Private investment in public equity (PIPE) investors

The Company has issued 85,500,000 share to PIPE investors at USD 10 per share amounting to INR 63,506.

(iv)
Accounting for the Transaction

For accounting purposes, RPL was deemed to be the accounting acquirer in this transaction and consequently, this transaction was treated as a capital transaction involving the issuance of RPL shares (refer Note 2.3).

The net assets acquired was the fair value of the net assets of RMG II, which on August 23, 2021 was INR 5,165 and amount infused by PIPE investors of INR 63,506.

The Net assets, fair value of considerations and listing and related expenses amount was calculated as follows:

Particulars	Amount
Net Assets of RMG II
Cash and cash equivalents	8,139
Prepayments	16
Share warrants	(1,747)
Trade payables	(1,243)
(1) Total	5,165
(2) PIPE investors	63,506
(3) Total net assets ((1)+(2))	68,671
(4) Fair value of 127,381,626 shares deemed to be issued by RPL at INR 606.96 per share ^	77,315
(5) Fair value of consideration paid in excess of net assets acquired ((4)-(3))	8,644
(6) Transaction costs related to acquisition and listing	1,868
(7) Listing and related expenses ((5)+(6))	10,512

The costs incurred for this transaction was INR 5,528. An amount of INR 1,868 has been charged to statement of profit or loss and INR 3,660 in statement of changes in equity under share premium.

^ The fair value of the shares in RPL has been determined using discounted cash flow method. Following is the summary of assumptions considered by the Company in determining the fair value of RPL per share value, a level 3 fair valuation technique.

Particulars	August 23, 2021
Cost of equity (CoE)	14.46% - 12.11%
- Beta equity	0.94
- Beta asset	0.57
- Risk free rate (RFR)	6.91%
- Equity risk premium (ERP)	For FY 2022 – 8%, Post FY 2022 – 6.5%

(v)
Non-controlling interests

As a result of the Transaction, there was recognition of non-controlling interest of 10% in RPL which majorly include GS Wyvern Holdings Limited, Canada Pension Plan Investment Board and Founder investors.

Non-controlling shareholders of RPL (refer Note 20) have an option to offload their shareholding to the Company in accordance with the terms mentioned in the BCA at fair value of shares on the date of Put for cash. Put option liability with non-controlling interest accounted for at fair value. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity.

Certain non-controlling shareholders of RPL (excluding non-controlling shareholders having put option to be settled in cash as stated in above paragraph) have an arrangement with the Company to put shares held by them in the Company for fixed number of class A shares of the Company at time of exercise of put options. These put options are exercisable at sole discretion of non-controlling interest. No premium is received by the Company for the put options given. These put options do not grant present access to ownership interest to the Group. Accordingly, in respect of these put options, non-controlling interest is continued to be recognised.

(b)
Transaction with non-controlling interests
(i)
Acquisition of additional interest

ReNew Private Limited

On August 23, 2021, the Group acquired an additional 3% interest in the voting shares of ReNew Private Limited from some of the employees and GS Wyvern Holdings Limited, increasing its ownership interest to 93%. Cash consideration of INR 736 was paid to the non-controlling shareholders. Further, 12,289,241 equity shares of value INR 9,128 were issued to the non-controlling shareholders. The carrying value of the net assets of ReNew Private Limited was INR 130,497. The carrying value of the additional interest acquired at the date of acquisition was INR 4,242.

For the year ended March 31, 2022

Particulars	ReNew Power Private Limited
(INR)
Date of transaction with non-controlling interests	August 23, 2021
Segment	Wind and solar power

Change in interest (%)	3.34%
Non-controlling interest acquired	4,242
CCDs derecognised (liability component)	-
Cash consideration paid	736
Issue of Class C shares of the Company (including share premium)	9,128
Difference recognised in capital reserve within equity	(5,623)

There are other insignificant acquisitions of non-controlling interest for the years ended March 31, 2024, 2023 and 2022.